Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
November 30, 2022
CFL-NPRT3-0123
1.810701.118
Municipal Bonds - 94.9%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 94.2%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,089
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,778
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.) Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	485	504
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,939
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	15,701
Series B, 2.85%, tender 4/1/25 (b)	6,890	6,826
Series H, 2.125%, tender 4/1/25 (b)	4,000	3,898
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	2,050	2,086
5% 10/1/24 (c)	2,000	2,079
5% 10/1/25 (c)	2,250	2,384
5% 10/1/26 (c)	2,250	2,428
5% 10/1/27 (c)	3,000	3,288
5% 10/1/28 (c)	3,000	3,342
5% 10/1/29 (c)	1,750	1,973
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	421
5% 6/1/28	420	444
5% 6/1/29	500	533
5% 6/1/30	300	320
5% 6/1/31	300	319
5% 6/1/32	250	265
5% 6/1/33	250	263
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,718
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,437
Series 2017 C:
5% 4/1/30	650	720
5% 4/1/31	890	985
5% 4/1/33	1,245	1,366
Series 2018 A:
5% 10/1/34	760	819
5% 10/1/36	840	896
5% 10/1/38	620	658
5% 10/1/42	4,000	4,179
5% 10/1/46	6,235	6,439
Series 2021 A:
5% 4/1/29	400	446
5% 4/1/30	425	477
5% 4/1/31	460	521
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2019, 5% 4/1/49	2,900	3,114
Series 2020, 4% 11/1/39	4,955	5,070
Series 2021:
2.5% 12/1/49	1,350	920
5% 12/1/46	1,500	1,646
Series 2022:
4% 9/1/42	10,000	10,172
5% 9/1/42	7,000	7,886
California Health Facilities Fing. Auth. Rev.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,811
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	3,678
5% 11/15/36	5,000	5,384
5% 11/15/37	3,000	3,220
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	8,006
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,420
Series 2016 A, 3% 10/1/41	400	309
Series 2017 A:
4% 11/1/38	5,475	5,506
5% 11/15/32	1,400	1,517
Series 2018 A, 5% 11/15/27	500	548
Series 2020 A:
4% 4/1/35	2,000	1,960
4% 4/1/49	14,510	13,064
Series 2021 A, 4% 8/15/48	12,250	11,579
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,677	6,481
Series 2021 1, 3.5% 11/20/35	6,054	5,459
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,120
5% 8/1/49	11,000	11,663
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000	6,076
Series 2020, 4% 7/1/50	7,125	6,675
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	2,989
5% 6/1/33	2,320	2,514
5% 6/1/34	5,290	5,707
5% 6/1/35	5,110	5,488
5% 6/1/36	5,830	6,240
5% 6/1/37	3,000	3,200
Series 2019 A, 2.65% 8/1/36	9,633	8,455
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	11,850	12,485
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	318
5% 10/1/26	715	754
5% 10/1/28	2,130	2,267
5% 10/1/32	1,000	1,059
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,083
4% 5/15/30	1,575	1,637
4% 5/15/31	2,150	2,226
4% 5/15/32	1,000	1,032
5% 5/15/33	895	974
5% 5/15/34	1,000	1,086
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	252
5% 8/15/29	245	269
5% 8/15/30	225	247
5% 8/15/33	750	819
5% 8/15/36	1,435	1,554
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	557
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,089
5% 6/1/28	1,000	1,088
5% 6/1/30	1,555	1,671
5% 6/1/32	1,000	1,072
5% 6/1/33	1,000	1,064
5% 6/1/35	1,000	1,056
5% 6/1/43	3,750	3,878
Series 2016 A, 5% 11/1/36 (d)	1,000	1,012
Series 2017 A:
5% 7/1/29	575	608
5% 7/1/31	1,000	1,051
5% 7/1/32	1,400	1,466
5% 7/1/33	1,000	1,043
5% 7/1/34	1,395	1,450
5% 7/1/35	1,500	1,549
5% 7/1/36	1,500	1,540
5% 7/1/37	1,250	1,280
Series 2017 B:
5% 7/1/28	1,250	1,322
5% 7/1/29	1,300	1,374
5% 7/1/30	750	788
5% 7/1/31	800	840
5% 7/1/32	1,385	1,450
Series 2017:
5% 10/1/27	500	533
5% 10/1/36	1,250	1,308
5% 10/1/37	500	522
5% 10/1/39	1,750	1,821
Series 2018:
5% 10/1/31	200	211
5% 10/1/32	225	237
5% 10/1/33	225	236
5% 10/1/34	225	235
5% 10/1/35	225	234
5% 10/1/36	250	259
5% 10/1/37	550	568
5% 10/1/38	345	356
Series 2019 A:
5% 4/1/30	3,000	3,324
5% 4/1/31	2,000	2,209
5% 4/1/32	3,000	3,295
5% 4/1/35	1,780	1,918
5% 4/1/36	1,125	1,208
5% 4/1/37	1,475	1,568
5% 4/1/40	2,500	2,633
5% 4/1/41	3,865	4,056
Series 2019:
5% 7/1/34	825	916
5% 7/1/39	1,000	1,087
5% 7/1/49	2,100	2,243
Series 2021 A, 4% 2/1/51	7,500	6,695
Series 2021:
4% 10/1/33	250	242
4% 10/1/34	420	402
4% 10/1/37	160	149
4% 10/1/46	960	840
4% 10/1/51	1,150	979
Series 2022, 5.25% 6/1/53 (c)	7,500	8,027
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,139
5% 11/15/49	2,500	2,386
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,887
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,340
5% 5/15/27	4,635	4,805
5% 5/15/34	10,000	10,222
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,374
5% 5/15/35	1,955	1,983
5% 5/15/36	1,500	1,517
5% 5/15/43	1,500	1,479
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(e)	7,500	7,393
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	419
4% 10/15/27	400	404
4% 10/15/28	360	363
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	1,160	990
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	1,500	1,083
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2016 D, 4% 4/1/33	1,660	1,714
Series 2022 C:
4% 8/1/37	16,845	17,214
5% 8/1/35	5,010	5,739
5% 8/1/36	5,260	5,957
California State Univ. Rev.:
Bonds Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,631
Series 2021 A, 3% 11/1/52	4,500	3,371
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,274
5% 5/15/35	4,725	4,807
5% 5/15/40	2,250	2,272
Series 2017, 5% 5/15/47	1,000	1,000
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.25% 1/1/43	2,760	2,588
5% 1/1/33	1,625	1,701
5% 1/1/38	6,240	6,417
5% 1/1/43	9,300	9,457
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	262
5% 7/1/28	660	711
5% 7/1/29	695	745
5% 7/1/30	730	782
5% 7/1/31	765	818
5% 7/1/32	805	859
5% 7/1/33	845	899
5% 7/1/34	885	938
5% 7/1/35	925	976
5% 7/1/36	500	526
5% 7/1/37	650	681
5% 7/1/38	500	522
5% 7/1/43	1,250	1,291
5% 7/1/48	9,000	9,275
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	368
5% 6/1/39 (d)	475	453
5% 6/1/51 (d)	8,225	7,418
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,003
Series 2015:
5% 2/1/35	1,975	1,621
5% 2/1/45	4,440	3,272
Series 2016:
5% 10/1/26	1,125	1,186
5% 10/1/27	2,360	2,488
5% 10/1/28	1,230	1,290
5% 10/1/29	675	705
5% 10/1/30	1,100	1,147
5% 10/1/33	1,850	1,919
Series 2017 A, 5% 11/1/32 (d)	1,135	1,163
Series 2017, 5% 11/1/48	795	570
Series 2018 A, 5% 3/1/42	7,500	7,705
Series 2021 A:
3% 4/1/46	9,810	6,977
4% 4/1/38	2,625	2,540
4% 4/1/39	2,250	2,166
4% 4/1/40	2,500	2,391
4% 4/1/41	1,885	1,797
4% 4/1/46	2,500	2,328
Carlsbad Unified School District Series 2017 A:
4% 5/1/31	1,500	1,578
4% 5/1/32	1,150	1,207
4% 5/1/33	1,375	1,440
4% 5/1/34	1,375	1,429
Contra Costa Wtr. District Wtr. Rev. Series 2021 W, 5% 10/1/51	7,000	7,752
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	657
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	596
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	472
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	286
5% 7/1/30	250	291
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,231
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	355
El Rancho Unified School District Series 2019 B, 3% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	1,000	767
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,553
Series 2015:
5% 9/1/27	1,940	2,058
5% 9/1/28	4,125	4,377
5% 9/1/29	4,325	4,588
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,209
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,854
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,709
Series 2016:
5% 9/1/27	1,875	1,967
5% 9/1/28	1,500	1,570
5% 9/1/29	2,000	2,089
5% 9/1/30	1,720	1,793
5% 9/1/31	2,500	2,598
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	1,765	1,827
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,570
0% 10/1/25 (AMBAC Insured)	1,665	1,516
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,820
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,246
Fontana Unified School District Gen. Oblig. Series 2020, 2.375% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,500	3,839
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,780
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,159
Foster City Gen. Oblig. Series 2020, 3% 8/1/45	6,500	5,198
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	114
5% 8/1/35	175	197
5% 8/1/36	235	262
5% 8/1/37	150	166
5% 8/1/38	300	330
5% 8/1/39	350	384
5% 8/1/40	400	437
5% 8/1/41	435	473
5% 8/1/42	500	543
5% 8/1/46	2,500	2,695
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	538
4% 2/1/33	250	258
4% 2/1/34	430	443
4% 2/1/36	600	607
4% 2/1/41	2,530	2,500
4% 2/1/46	2,055	1,923
4% 2/1/51	2,500	2,276
Glendale Wtr. Rev. Series 2020, 2% 2/1/31	1,240	1,113
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	6,790	5,974
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,129
Hillsborough School District Series 2022 A, 4% 9/1/52	3,500	3,449
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
5% 9/2/23	1,000	1,006
5% 9/2/25	500	503
Series 2013:
5% 9/2/24	825	839
5% 9/2/26	800	813
Series 2019:
4% 9/2/38	1,000	993
4% 9/2/39	1,000	989
5% 9/2/44	2,545	2,679
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	410
4% 9/2/36 (Build America Mutual Assurance Insured)	250	255
4% 9/2/37 (Build America Mutual Assurance Insured)	250	254
4% 9/2/38 (Build America Mutual Assurance Insured)	350	354
4% 9/2/39 (Build America Mutual Assurance Insured)	500	504
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,029
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,324
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,786
5% 8/15/28	1,960	1,983
5% 8/15/29	4,225	4,275
5% 8/15/30	4,555	4,609
Lammersville Schools Fin. Auth. Series 2019, 3% 10/1/49	3,000	2,278
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,507
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,157
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (e)	1,110	1,179
5% 5/15/27 (e)	2,000	2,147
5% 5/15/29 (e)	1,350	1,453
5% 5/15/30 (e)	1,300	1,399
5% 5/15/31 (e)	2,400	2,579
5% 5/15/32 (e)	1,760	1,887
5% 5/15/33 (e)	1,350	1,444
5% 5/15/34 (e)	1,650	1,761
5% 5/15/35 (e)	2,500	2,657
5% 5/15/36 (e)	3,000	3,175
5% 5/15/37 (e)	2,755	2,902
Series 2019 A, 5% 5/15/44	10,000	10,806
Long Beach Unified School District:
Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	170
Series 2019 F, 3% 8/1/47	7,750	6,079
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,607
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/41	6,875	7,686
5% 12/1/42	2,500	2,790
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (e)	795	817
5% 5/15/25 (e)	2,250	2,349
5% 5/15/26 (e)	1,715	1,787
5% 5/15/27 (e)	1,250	1,302
5% 5/15/28 (e)	1,260	1,308
5% 5/15/29 (e)	1,575	1,632
5% 5/15/30 (e)	1,400	1,449
Series 2015 D:
5% 5/15/26 (e)	1,100	1,146
5% 5/15/28 (e)	1,950	2,024
5% 5/15/29 (e)	2,550	2,642
5% 5/15/30 (e)	2,000	2,070
5% 5/15/31 (e)	2,540	2,627
5% 5/15/41 (e)	3,240	3,294
Series 2016 B:
5% 5/15/26 (e)	1,600	1,688
5% 5/15/27 (e)	1,000	1,054
5% 5/15/36 (e)	3,600	3,718
5% 5/15/41 (e)	3,750	3,829
Series 2017 B, 5% 5/15/25 (e)	1,750	1,825
Series 2018 B, 5% 5/15/31 (e)	7,350	7,881
Series 2018 D, 5% 5/15/48 (e)	2,000	2,052
Series 2018, 5% 5/15/43 (e)	10,000	10,338
Series 2019 A, 5% 5/15/49 (e)	4,950	5,076
Series 2019 D, 5% 5/15/49 (e)	5,625	5,758
Series 2021 D, 5% 5/15/35 (e)	5,000	5,409
Series A:
5% 5/15/30 (e)	700	741
5% 5/15/51 (e)	12,270	12,637
Series B, 5% 5/15/48	6,200	6,721
Series F:
4% 5/15/49 (e)	5,000	4,529
5% 5/15/30 (e)	2,480	2,685
5% 5/15/34 (e)	950	1,014
5% 5/15/44 (e)	13,685	14,118
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016 B, 5% 7/1/42	4,595	4,807
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A:
5% 7/1/47	3,030	3,299
5% 7/1/50	1,255	1,358
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	336
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	558
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	517
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	207
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	232
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	517
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	413
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	413
Series 2016 B, 5% 11/1/36	1,500	1,598
Los Angeles Unified School District Series 2020 C, 3% 7/1/35	4,000	3,651
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	3,484
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	201
5% 4/1/28	3,350	3,576
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	724
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,580
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	325	326
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	209
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,616
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,803
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,742
5% 6/1/31	500	530
5% 6/1/32	500	529
5% 6/1/33	1,800	1,903
5% 6/1/34	1,345	1,419
5% 6/1/35	1,895	1,994
5% 6/1/36	2,000	2,098
5% 6/1/41	6,155	6,404
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,288
Mount Diablo Unified School District Series 2022 B:
4% 8/1/35	4,000	4,137
4% 8/1/36	3,650	3,758
4% 6/1/37	1,625	1,665
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,679
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,710
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,519
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	338
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	716
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,500	1,579
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	527
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	479
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,558
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,284
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,542
5% 5/1/38	2,265	2,400
5% 5/1/39	1,500	1,586
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	3,880
Novato Unified School District Series 2020 C, 2% 8/1/39	4,645	3,250
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/30	1,665	1,764
5% 1/15/31	1,520	1,610
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/30	1,250	1,320
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,570	1,661
Series 2016 A, 3% 8/1/41	1,255	1,017
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,701
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,515
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (e)	1,120	1,097
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (e)	775	753
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (e)	1,700	1,636
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (e)	800	764
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (e)	555	528
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (e)	685	643
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	5,855
5% 2/1/36	6,630	7,053
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	5,353
Palm Springs Unified School District Series 2016 A, 1.5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,360	1,899
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,351
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,537
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	13,193
Series 2017, 5% 11/1/42	3,000	3,019
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,263
Perris Union High School District Series 2021 C, 3% 9/1/45	2,000	1,570
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,384
Pomona Unified School District Series 2016 D:
2.375% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	8,510	5,852
2.5% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	10,000	6,789
Port of Oakland Rev.:
Series 2017 D:
5% 11/1/25 (e)	5,135	5,390
5% 11/1/26 (e)	2,285	2,424
5% 11/1/27 (e)	4,000	4,293
5% 11/1/28 (e)	4,925	5,272
5% 11/1/29 (e)	4,200	4,502
Series 2021 H, 5% 5/1/28 (e)	2,125	2,290
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,603
5% 6/15/28	2,190	2,325
5% 12/15/28	2,200	2,335
5% 12/15/29	4,825	5,120
5% 12/15/30	3,500	4,019
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,248
Series 2011, 0% 8/1/46	10,150	3,302
Series B:
0% 8/1/33	4,955	3,351
0% 8/1/35	9,000	5,489
0% 8/1/37	6,325	3,477
0% 8/1/38	3,200	1,669
0% 8/1/41	5,130	2,263
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26 (Pre-Refunded to 9/15/23 @ 100)	930	948
Series 2015 A:
5% 9/1/30	1,495	1,545
5% 9/1/31	1,260	1,301
5% 9/1/32	1,795	1,851
5% 9/1/33	2,740	2,821
5% 9/1/34	1,225	1,259
5% 9/1/35	1,580	1,621
5% 9/1/36	3,395	3,477
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,400
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,763
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,762
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,917
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	428
5% 8/1/44	2,135	2,303
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	6,400	5,906
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,171
Riverside Swr. Rev. Series 2015 A, 5% 8/1/26	1,710	1,815
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,074
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,213
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,792
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,606
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,600
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,655
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,259
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,199
Series 2021 G:
4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,202
4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	4,000	3,849
Series 2022 A:
5% 8/1/41	1,870	2,054
5.5% 8/1/47	2,500	2,807
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	835
5% 7/1/36	2,000	2,102
Series 2018 C:
5% 7/1/31 (e)	2,110	2,238
5% 7/1/32 (e)	1,590	1,683
5% 7/1/34 (e)	4,000	4,202
5% 7/1/35 (e)	5,000	5,221
5% 7/1/36 (e)	7,500	7,808
Series 2018 E:
5% 7/1/33	1,315	1,440
5% 7/1/34	1,000	1,090
5% 7/1/35	1,270	1,378
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/28	2,500	2,803
Sacramento TOT Rev. Series A:
5% 6/1/34	700	759
5% 6/1/35	2,065	2,226
5% 6/1/36	2,215	2,373
5% 6/1/37	2,405	2,569
5% 6/1/38	1,240	1,318
5% 6/1/43	7,165	7,540
San Bernardino County Ctfs. of Prtn. (Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	3,665	3,910
San Bernardino Unified School District Gen. Oblig. Series 2013 A, 5% 8/1/24 (Escrowed to Maturity)	1,250	1,271
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	6,921
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,807
5% 7/1/31	2,000	2,174
5% 7/1/33	1,735	1,878
5% 7/1/34	1,380	1,488
5% 7/1/35	1,500	1,612
5% 7/1/36	1,980	2,122
5% 7/1/38	2,000	2,136
5% 7/1/42	5,000	5,321
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (e)	1,000	1,026
5% 7/1/25 (e)	515	535
5% 7/1/27 (e)	500	530
5% 7/1/28 (e)	1,000	1,058
5% 7/1/29 (e)	1,725	1,819
5% 7/1/30 (e)	2,915	3,066
5% 7/1/31 (e)	1,250	1,313
5% 7/1/32 (e)	1,300	1,363
5% 7/1/33 (e)	1,330	1,392
5% 7/1/34 (e)	1,000	1,042
5% 7/1/36 (e)	1,500	1,552
5% 7/1/37 (e)	750	774
5% 7/1/47 (e)	5,250	5,317
Series A, 5% 7/1/26 (e)	690	723
Series 2017A, 5% 7/1/42	5,810	6,012
Series 2019 B:
5% 7/1/28 (e)	820	872
5% 7/1/49 (e)	5,050	5,123
Series 2020 B:
5% 7/1/29	2,720	3,064
5% 7/1/30	2,550	2,911
Series 2020 C, 5% 7/1/23 (e)	585	591
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
Series 2015 A, 5% 10/15/44	4,005	4,168
Series 2016:
5% 10/15/29	2,000	2,127
5% 10/15/30	1,000	1,063
5% 10/15/31	650	690
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,766
Series 2008 C, 0% 7/1/37	1,300	737
Series 2008 E, 0% 7/1/47 (f)	8,700	6,280
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,066
4% 7/1/39	2,075	2,084
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (e)	1,865	1,876
Series 2016 A:
5% 5/1/28	2,280	2,444
5% 5/1/29	1,225	1,312
5% 5/1/30	330	353
5% 5/1/32	1,000	1,064
Series 2016 B:
5% 5/1/41 (e)	9,695	9,883
5% 5/1/46 (e)	23,000	23,283
Series 2017 A, 5% 5/1/42 (e)	3,205	3,280
Series 2017 D, 5% 5/1/25 (e)	2,250	2,333
Series 2018 D, 5% 5/1/43 (e)	1,000	1,024
Series 2019 A:
5% 5/1/36 (e)	10,000	10,521
5% 5/1/37 (e)	5,595	5,863
5% 1/1/47 (e)	6,005	6,125
5% 5/1/49 (e)	12,645	12,887
Series 2019 B, 5% 5/1/49	5,000	5,183
Series 2019 E, 5% 5/1/50 (e)	7,000	7,129
Series 2022 A:
5% 5/1/26 (e)	5,000	5,253
5% 5/1/52 (e)	14,500	14,832
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,001
5% 8/1/24	750	751
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	908
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	1,055	1,094
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,296
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,266
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	4,070	4,217
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	673
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,555
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (e)	2,480	2,617
5% 3/1/29 (e)	735	772
5% 3/1/31 (e)	1,100	1,152
5% 3/1/32 (e)	850	889
5% 3/1/33 (e)	1,095	1,143
5% 3/1/34 (e)	1,250	1,301
5% 3/1/35 (e)	3,475	3,597
5% 3/1/36 (e)	2,250	2,319
5% 3/1/37 (e)	2,250	2,315
5% 3/1/41 (e)	10,235	10,437
Series 2017 B:
5% 3/1/29	200	217
5% 3/1/30	250	271
5% 3/1/32	235	253
5% 3/1/33	250	269
5% 3/1/34	500	536
5% 3/1/37	3,000	3,159
Series 2021 A:
4% 3/1/34 (e)	2,000	2,014
5% 3/1/24 (e)	1,000	1,021
5% 3/1/25 (e)	500	517
5% 3/1/26 (e)	1,550	1,618
5% 3/1/27 (e)	750	791
5% 3/1/28 (e)	1,270	1,353
5% 3/1/29 (e)	1,000	1,072
5% 3/1/30 (e)	1,275	1,375
5% 3/1/31 (e)	1,600	1,738
5% 3/1/32 (e)	2,000	2,166
5% 3/1/33 (e)	1,500	1,619
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,443
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/29	675	714
5% 10/1/30	2,000	2,114
5% 10/1/31	2,310	2,439
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,247
0% 8/1/37	1,900	1,047
0% 8/1/47	9,000	2,997
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,116
5% 9/1/37	1,000	1,111
5% 9/1/38	760	840
5% 9/1/39	1,000	1,102
5% 9/1/40	1,100	1,207
San Mateo County Joint Powers Fing. Auth. Series 2021 A1, 2.5% 6/15/55	5,000	3,157
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	8,628
San Mateo Unified School District:
(Election of 2000 Proj.) Series B:
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,369
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,332
Series 2020 A, 2.25% 9/1/42	3,000	2,162
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	853
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	890
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,830
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,927
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,840
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,189
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,035
Sanger Unified School District:
Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75	75
Series 2018 C, 3% 8/1/48	2,785	2,163
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,133
5% 4/1/32	1,365	1,532
5% 4/1/34	1,000	1,107
5% 4/1/36	2,135	2,326
5% 4/1/37	1,000	1,085
5% 4/1/38	845	914
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 A, 3% 5/1/41	2,000	1,645
Series 2021 A, 3% 5/1/39	1,250	1,053
Santa Clarita Cmnty. College District Series 2019, 3% 8/1/49	2,000	1,545
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	796
5% 7/1/36	2,380	2,579
5% 7/1/37	1,780	1,920
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,335
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	447
4% 7/1/37	475	485
4% 7/1/38	450	457
4% 7/1/39	550	556
5% 7/1/30	250	276
5% 7/1/31	350	385
5% 7/1/32	255	280
5% 7/1/33	250	274
5% 7/1/34	315	344
5% 7/1/35	400	435
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	6,278
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	892
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,795
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,350
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)	45	51
Series 2019 B:
5% 9/1/24 (e)	425	440
5% 9/1/24 (Escrowed to Maturity) (e)	15	16
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,139
5% 4/1/36	3,000	3,191
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/26	1,975	1,998
5% 8/15/27	700	708
5% 8/15/28	1,000	1,011
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	4,904
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,321
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,154
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,084
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,014
5% 10/1/35	1,000	1,093
5% 10/1/36	1,585	1,726
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	311
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	750	777
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	265	274
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	510	528
Series 2012:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,060	1,062
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,110	1,112
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,065	1,067
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	600	601
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	2,440	2,525
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,500	3,670
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,193
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,672
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,744
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,142
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,020
5% 6/1/26	1,185	1,236
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	820	856
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	800	853
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	1,028
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	1,500	1,598
Turlock Irrigation District Rev. Series 2020, 5% 1/1/41	4,000	4,380
Univ. of California Revs.:
Series 2017 M, 3% 5/15/37	800	724
Series 2018 O, 5% 5/15/48	1,000	1,060
Series 2019 BB, 5% 5/15/49	2,000	2,142
Series 2021 Q, 3% 5/15/51	22,435	17,180
Series 2023 BM:
5% 5/15/37 (c)	2,000	2,276
5% 5/15/38 (c)	2,290	2,596
5% 5/15/39 (c)	2,000	2,256
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	940
4% 1/1/36	1,000	931
5% 1/1/30	1,335	1,411
5% 1/1/31	1,350	1,425
5% 1/1/32	1,400	1,474
5% 1/1/33	2,835	2,976
5% 1/1/34	2,230	2,336
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	945
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,343
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,569
5% 8/1/38	825	858
5% 8/1/39	850	882
5% 8/1/41	420	433
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,229
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,160
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	938
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,046
5.5% 8/1/40	5,000	5,162
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,586
5% 7/1/32	1,350	1,384
5% 7/1/33	1,000	1,023
Series 2019 A:
5% 7/1/29	1,120	1,182
5% 7/1/30	1,000	1,053
5% 7/1/31	875	919
5% 7/1/32	890	932
5% 7/1/36	750	765
Series A:
4% 7/1/33	260	257
4% 7/1/35	300	284
5% 7/1/30	300	323
5% 7/1/31	325	347
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,140
Series 2014 A:
5% 8/1/23	365	371
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	2,550	2,649
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	1,150	1,195
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	1,000	1,039
5% 8/1/29 (Pre-Refunded to 8/1/24 @ 100)	1,675	1,740
TOTAL CALIFORNIA		1,736,806
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (e)	230	236
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	2,725
5.625% 7/1/27	595	609
5.625% 7/1/29	1,815	1,857
5.75% 7/1/31	4,240	4,346
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	30	28
Series 2019 A2:
4.329% 7/1/40	2,000	1,807
4.536% 7/1/53	1,864	1,622
TOTAL PUERTO RICO		12,994
TOTAL MUNICIPAL BONDS (Cost $1,811,080)		1,750,036

Municipal Notes - 1.1%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 1.1%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A1, 0.68% 12/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	4,600	4,600
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 0.55% 12/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	8,600	8,600
Series 2019 A1, 0.68% 12/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	6,600	6,600

TOTAL MUNICIPAL NOTES (Cost $19,800)		19,800

TOTAL INVESTMENT IN SECURITIES - 96.0% (Cost $1,830,880)	1,769,836
NET OTHER ASSETS (LIABILITIES) - 4.0%	74,250
NET ASSETS - 100.0%	1,844,086

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,972,000 or 1.4% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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